Components of Domestic and Foreign Income (Loss) and Provision for Current and Deferred Income Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income (loss) before income taxes:
Sony Corporation and all subsidiaries in Japan	¥ (106,496)	¥ 143,917	¥ 45,290
Foreign subsidiaries	23,310	61,096	(18,378)
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest, Total	(83,186)	205,013	26,912
Income taxes - Current:
Sony Corporation and all subsidiaries in Japan	33,921	60,514	42,723
Foreign subsidiaries	74,624	57,404	36,397
Current	108,545	117,918	79,120
Income taxes - Deferred:
Sony Corporation and all subsidiaries in Japan	2,794	365,665	(25,589)
Foreign subsidiaries	203,900	(58,244)	(39,573)
Deferred	206,694	307,421	(65,162)
Total income tax expense	¥ 315,239	¥ 425,339	¥ 13,958